Recapitalization costs (Tables)	12 Months Ended
Dec. 31, 2022
Recapitalization costs
Summary of listing costs recognized during the period

	Number of
	shares/warrants	At Closing Date
		USD
Net deficit from SPAC transferred to the Group	—	18,532,095

SPAC ordinary shares outstanding	34,500,000	—
SPAC ordinary shares redeemed	(29,175,999)	—
Remaining Class A Ordinary Shares	5,324,001	—
SPAC Class B Sponsor Shares	8,625,000	—
Total shares issued to SPAC	13,949,001	—

Diluted share price at Closing Date	8.68	—
Total value transferred to the SPAC	—	121,077,329
Recapitalization costs	—	139,609,424